Notes to the interim condensed consolidated statement of (income) loss	6 Months Ended
Jun. 30, 2025
Notes to the interim condensed consolidated statement of (income) loss
Notes to the interim condensed consolidated statement of (income) loss

Note 5.    Notes to the interim condensed consolidated statement of (income) loss

5.1Revenues and other income

For the six months ended June 30, 2025, and June 30, 2024

	Six months ended
	June 30, 2024	June 30, 2025
Revenue	41	4,454
Total revenues	41	4,454
CIR	2,630	1,125
Subsidies	5	—
Other	58	32
Total other income	2,693	1,156
Total revenues and other income	2,734	5,610

Revenues

For the period ended June 30, 2025, €4.4 million was recognized on the CTTQ License Agreement. (See Accounting principles and CTTQ License Agreement and amendment described in the Notes 3.12 and 19.1 – Revenues to the annual consolidated financial statements for the year ended on December 31, 2024).

The Company invoiced CTTQ for $10.5 million on May 9, 2025 (the total invoice corresponds to the milestone payment of $10.0 million following the success of the T2 Transaction, and an additional billing of $0.5 million). On July 7, 2025, the Company received $9.5 million after deducting the withholding tax of $1.1 million[4]. As of June 30, 2025, the transaction price also include three credit notes to be issued by Inventiva in favor of CTTQ, following the satisfaction of the condition precedent upon receipt of the second tranche of the structured financing, for a total amount of $5 million[5], described in Note 4.12 – Other current and non-current liabilities (see Note 1.2 – Significant events in the first half of 2025).

Other operating income

The CIR generated over the first six months of the fiscal year 2025 amounts to €1.1 million.

5.2Operating expenses

For the six months ended June 30, 2025

		Marketing –
	Research and	business	General and
June 30, 2025	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Studies	(34,487)	—	—	(34,487)
Personnel costs	(6,811)	(73)	(8,300)	(15,184)
Fees	(141)	—	(3,247)	(3,387)
Depreciation, amortization and provisions	(1,580)	—	(124)	(1,704)
Insurance	—	—	(792)	(792)
IT systems	(414)	(10)	(55)	(479)
Energy and liquids	(402)	—	—	(402)
Patents	(343)	—	—	(343)
Support costs (including taxes)	—	—	(330)	(330)
Maintenance	(177)	—	—	(177)
Disposables	(210)	—	—	(210)
Other	(327)	(663)	(1,866)	(2,855)
Total operating expenses	(44,890)	(746)	(14,713)	(60,349)

[4] The Company invoiced €9.4 million on May 9, 2025 (corresponds to the milestone payment of €8.9 million euros, and an additional invoicing of €0.5 million) and received on July 7, 2025, €8.1 million after deduction of withholding tax for €0.9 million. The exchange rate on the invoice date was 1.125 dollar for one euro. The exchange rate on the closing date was 1.172 dollar for one euro.

[5] The aggregate amount of the three credit notes was €4.4 million on May 9, 2025, and €4.3 million on June 30, 2025.

For the six months ended June 30, 2024

	Research and	Marketing –	General and
June 30, 2024	development	Business	administrative
(in thousands of euros)	expenses	development	expenses	Total
Studies	(34,073)	—	—	(34,073)
Personnel costs	(7,637)	(153)	(2,600)	(10,391)
Fees	(118)	(2)	(2,675)	(2,795)
Depreciation, amortization and provisions	(1,732)	—	(122)	(1,854)
Insurance	—	—	(921)	(921)
IT systems	(405)	(6)	(33)	(444)
Energy and liquids	(447)	—	—	(447)
Patents	(643)	—	—	(643)
Support costs (including taxes)	—	—	(375)	(375)
Maintenance	(526)	—	—	(526)
Disposables	(887)	—	—	(887)
Other	(352)	(437)	(975)	(1,764)
Total operating expenses	(46,822)	(598)	(7,701)	(55,122)

Personnel costs and headcount

For the six months ended June 30, 2025

		Marketing -
	Research and	business	General and
June 30, 2025	development	development	administrative
(in thousands euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,139)	(65)	(1,716)	(5,920)
Payroll taxes	(1,675)	(8)	(1,549)	(3,232)
Provisions for retirement benefit obligations	255	—	435	690
Share-based compensation expense	(1,251)	—	(5,470)	(6,721)
Total personnel costs	(6,811)	(73)	(8,300)	(15,184)

The Company has 84 employees as of June 30, 2025, of which 75 are employed by Inventiva S.A. and 9 are employed by Inventiva Inc. Following the Strategic Pipeline Prioritization Plan, €6.5 million is expended or recorded in short-term provision (See Note 5.3 – Other operating income and expenses) mainly related to termination benefits and significant share-based compensations expenses have generated over the first six months of the fiscal year 2025.

For the six months ended June 30, 2024

		Marketing -
	Research and	business	General and
June 30, 2024	development	development	administrative
(in thousands euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,824)	(120)	(1,237)	(6,181)
Payroll taxes	(1,312)	(10)	(563)	(1,886)
Provisions for retirement benefit obligations	(51)	—	(35)	(86)
Share-based compensation expense	(1,450)	(24)	(765)	(2,238)
Total personnel costs	(7,637)	(153)	(2,600)	(10,391)

The Company has 123 employees as of June 30, 2024, of which 112 are employed by Inventiva S.A. and 11 are employed by Inventiva Inc.

5.3Other operating income and expenses

For the six months ended June 30, 2025, and June 30, 2024

Other operating income and expenses break down as follows:

	Six months ended
In thousands of euros	June 30, 2024	June 30, 2025
Use of provisions - Inventory	—	381
Disposals of assets	160	—
Total other operating income	160	381
Disposals of tangible and intangible fixed assets	(8)	—
Restructuring expenses	—	(4,190)
Provisions - Restructuring	—	(3,106)
Share-based compensation expense	—	(1,288)
Transaction costs	(14)	—
Total other operating expenses	(22)	(8,583)
Other operating income (loss)	138	(8,202)

In February 2025, the Company announced the Strategic Pipeline Prioritization Plan to focus exclusively on the development of lanifibranor (see Note 1.2 – Significant events in the first half of 2025).

The restructuring expenses of €4.2 million for the six months ended June 30, 2025, mainly comprise severance and other employee costs, as well as consulting fees associated with the Company’s restructuring activities. €3.1 million are recorded in short term provisions (see Note 4.10 – Provisions), and non-cash expenditures related to acceleration of vesting of Bonus share awards of €1.3 million (see Note 4.8 – Shareholders’ Equity).

5.4Financial income and expenses

For the six months ended June 30, 2025, and June 30, 2024

	Six months ended
In thousands of euros	June 30, 2024	June 30, 2025
Income from cash equivalents	430	1,246
Foreign exchange gains	157	1,181
Gain on fair value variation	8,506	—
Total financial income	9,093	2,427
Interest cost	(5,218)	(9,716)
Foreign exchange losses	(323)	(3,266)
Losses on fair value variation	—	(102,640)
Other financial expenses	(46)	(30)
Total financial expenses	(5,586)	(115,651)
Net financial income (loss)	3,507	(113,224)

The net financial result for the first six months of 2025 was a loss of €113.2 million, compared to a net income of €3.5 million in the same period of 2024. This decrease is primarily attributable to significant fair value losses on financial instruments.

For the first six months of 2025 ended June 30, 2025, financial expenses mainly include:

-	Interests cost in which:
o	€5.3 million correspond to the interests related to the EIB Finance Contract (€2.5 million related to the Tranche A and €2.8 million related to the Tranche B);
o

€4.2 million correspond to the interests related to the royalty certificates liabilities (€1.2 million related to the 2023 Royalty Certificates and €3.0 million related to the 2024 Royalty Certificates);

o	€0.1 million interests on the PGE loans, the PPR loans; and interests on bank overdrafts.
o	€0.1 million correspond to the interests on lease liabilities (please refer to Note 4.9 – Financial debt - Lease liabilities).
-

€8.9 million of change in fair value of the EIB Warrants issued in connection with Tranche A, €9.0 million of change in fair value of the EIB Warrants issued in connection with Tranche B, (please refer to Note 4.9 – Financial debt - Long term Derivatives) and €84.7 million of change in fair value of derivative instruments in connection with the Structured Financing (please refer to Note 4.9 – Financial Debt - Short term Derivatives); and

-	€3.3 million of foreign exchange losses.

For the first six months of 2025 ended June 30, 2025, financial income mainly include:

-	€1.2 million income interest related from deposit account; and
-	€1.2 million of foreign exchange gains.

5.5Share of net profit – Equity method

The tables below provide the summarized statement of income (loss) for the associate Hepalys. The information disclosed reflects the amounts presented in the financial statements of Hepalys and not the Company’s share of those amounts. They have been amended to reflect adjustments made by the Company when using the equity method, in this case fair value adjustments. The tables below provide also the reconciliation between Hepalys’ loss and the share of net loss recognized in the Company statement of (income) loss.

	Six months ended
(in thousands of euros)	June 30, 2024	June 30, 2025
Research and development costs	(51)	0
General and administrative expenses	(1,475)	(2,155)
Net operating loss	(1,526)	(2,155)
Financial income	20	2
Financial expenses	(3)	(5)
Net financial income	17	(3)
Income (expense) tax	—	—
Net loss for the period	(1,509)	(2,158)
Exchange difference on translation of foreign operations	(1,964)	(573)
Items that will be reclassified subsequently to profit or loss	(1,964)	(573)
Total comprehensive loss	(3,473)	(2,732)
Group’s share in %	15%	15%
Share of net loss	(235)	(334)
Elimination of downstream sales	66	113
Share of net loss - Equity method	(168)	(220)

As of June 30, 2025, Hepalys has not generated any sales.

5.6Income tax

The income tax calculation for interim periods is set out in Note – 3.3 Specific disclosure requirements for unaudited interim financial statements.

As the imputation of tax benefits on tax losses of Inventiva S.A., at short or mid-term, were considered unlikely due to the growth phase of the Company and regarding the nil projected tax rate as of December 31, 2025, no current taxes were recorded as of June 30, 2025, for Inventiva S.A.

5.7Basic and diluted loss per share

Basic earnings (loss) per share are calculated by dividing net income (loss) attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the six-month period ended June 30, 2025.

For the six months ended June 30, 2025, and June 30, 2024

	Six months ended
in euros, except net income (in thousands of euros)	June 30, 2024	June 30, 2025
Net loss for the period	(49,029)	(175,882)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share(1)	51,982,093	108,839,636
Basic/diluted loss per share	(0.94)	(1.62)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Group as of June 30, 2025 and 2024.